Consolidated Balance Sheets		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Current assets
Cash and cash equivalents		$ 54,709,136	$ 7,029,041	$ 13,846,932
Accounts receivable, net		22,582,802	2,901,443	18,861,496
Prepayments and other current assets, net		7,884,721	1,013,031	9,639,568
Tax recoverable				93,358
Total current assets		85,176,659	10,943,515	42,441,354
Non-current assets
Property and equipment, net		634,678	81,544	297,238
Right-of-use assets, net		19,925,105	2,559,982	6,476,145
Deferred tax assets, net		941,459	120,958	850,181
Long-term rental and utility deposits, net		5,986,489	769,145	6,982,110
Prepayments - non-current		3,356,822	431,285
Total non-current assets		30,844,553	3,962,914	14,605,674
TOTAL ASSETS		116,021,212	14,906,429	57,047,028
LIABILITIES AND SHAREHOLDERS’ EQUITY
Bank borrowings		8,081,222	1,038,277	8,871,262
Accounts payable		10,804,921	1,388,218	8,590,750
Contract liabilities		13,039,765	1,675,352	8,280,290
Advances from customers		5,812,398	746,778	451,000
Accruals and other payables		3,667,430	471,192	2,898,865
Operating lease liabilities		10,013,131	1,286,489	2,836,343
Income tax payable		1,697,670	218,117
Total current liabilities		54,087,751	6,949,205	43,504,073
Non-current liabilities
Operating lease liabilities – non-current		10,495,629	1,348,481	3,639,802
Total non-current liabilities		10,495,629	1,348,481	3,639,802
TOTAL LIABILITIES		64,583,380	8,297,686	47,143,875
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-in capital		41,376,047	5,316,003	5,031,196
Retained earnings		10,499,726	1,349,007	5,222,366
Accumulated other comprehensive losses		(437,941)	(56,267)	(350,409)
TOTAL SHAREHOLDERS’ EQUITY		51,437,832	6,608,743	9,903,153
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		116,021,212	14,906,429	57,047,028
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value
Related Party
LIABILITIES AND SHAREHOLDERS’ EQUITY
Accounts payable – related party				16,568
Amount due to related parties		$ 971,214	$ 124,782	$ 11,558,995

[1]	Giving retroactive effect to a share consolidation ratio of 12-to-1 on January 15, 2026.